Acquisition (Details Narrative) (10-K) - USD ($)				3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 19, 2018	Oct. 04, 2017	Oct. 04, 2017	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2018	Dec. 31, 2018	Sep. 30, 2019	Dec. 31, 2017
Number of shares provided in exchange for net assets			31,745,242		2,090,301	2,090,301	2,090,301
Common stock shares issued	35,272,626						38,674,265	38,404,530	35,272,626
Common stock shares outstanding	35,272,626						38,674,265	38,404,530	35,272,626
CoNCERT Pharmaceuticals, Inc [Member]
Number of shares provided in exchange for net assets	2,090,301
Percentage of common stock holdings	5.93%						6.00%
Voting interest	6.00%
Promet Therapeutics LLC [Member]
Equity ownership percentage							84.00%
Promet Therapeutics LLC [Member] | General and Administrative [Member]
Acquisition-related transaction costs							$ 58,763
Parent Company [Member]
Business acquisition exchange percentage		90.00%
Number of shares provided in exchange for net assets		31,745,242
Business acquisition acquired value		$ 1,017,342	$ 1,017,342
Common stock shares issued							35,272,626
Common stock shares outstanding							35,272,626
Voting interest							90.00%